SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Summary Of Significant Accounting Policies Details 1Abstract
Options to purchase shares of common stock	$ 14,265	$ 14,265	$ 7,530
Series A Convertible Preferred Stock	50,000,000	50,000,000	50,000,000
Total potentially dilutive shares	50,007,530	50,007,530	50,004,959